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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number: 2
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SAB Capital Management, LP
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Address:    712 Fifth Avenue, 42nd Floor
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            New York, NY 10019
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 Form 13F File Number: 28-06339
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Jackelow
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Title:    Chief Financial Officer
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Phone:    212-457-8010
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Signature, Place, and Date of Signing:

/s/ Brian Jackelow           New York, NY                  February 14, 2007
---------------------  --------------------------------   ------------------
[Signature]                  [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      1
                                              -----------------------

Form 13F Information Table Entry Total:                 4
                                              -----------------------

Form 13F Information Table Value Total:               20,716
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          1          28-06341                   SAB Capital Advisors, LLC

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                           FORM 13F INFORMATION TABLE

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       COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
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                                                                                                                  VOTING AUTHORITY
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     NAME OF ISSUER             TITLE OF      CUSIP      VALUE   SHRS OR  SH/PRN PUT/CALL INVESTMENT   OTHER     SOLE   SHARED NONE
                                  CLASS                 (X1000)  PRN AMT                  DISCRETION MANAGERS
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
AERCAP HOLDINGS NV                SHS       N00985106    4,636   200,000    SH             DEFINED       1      200,000    0     0
GRUPO SIMEC S A B DE C V          ADR       400491106    1,480   103,000    SH             DEFINED       1      103,000    0     0
ONEBEACON INSURANCE GROUP LT      CL A      G67742109   11,200   400,000    SH             DEFINED       1      400,000    0     0
US BIOENERGY CORP                 COM       90342V109    3,400   200,000    SH             DEFINED       1      200,000    0     0